Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,065,000
Previously Paid Amount	0.00
Total Fee Amount	975.68
Total Offset Amount	0.00
Net Fee	975.68
Narrative - Max Aggregate Offering Price	$ 7,065,000
Final Prospectus	true